Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.67%

ASSET-BACKED SECURITIES 2.46%

Automobiles 0.15%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$6,637	$6,664,926
ACC Trust 2018-1 C†	6.81%		2/21/2023	5,140	5,208,668
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,604,682
Total					20,478,276

Other 2.31%

AMMC CLO 15 Ltd. 2014-15A DRR†	5.727%(3 Mo. LIBOR + 3.40	%)#	1/15/2032	2,514	2,490,215
AMMC CLO XII Ltd. 2013-12A DR†	5.397%(3 Mo. LIBOR + 2.70	%)#	11/10/2030	3,859	3,636,791
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.787%(3 Mo. LIBOR + 4.00	%)#	1/15/2029	9,600	9,604,110
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,692,103
Atrium XV-15A D†	5.776%(3 Mo. LIBOR + 3.00	%)#	1/23/2031	7,286	7,149,264
Battalion CLO VII Ltd. 2014-7A CRR†	5.703%(3 Mo. LIBOR + 2.93	%)#	7/17/2028	1,831	1,786,394
BlueMountain CLO XXIII Ltd. 2018-23A D†	5.365%(3 Mo. LIBOR + 2.90	%)#	10/20/2031	4,348	4,198,365
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.361%(3 Mo. LIBOR + 1.60	%)#	10/20/2028	2,600	2,578,928
Cedar Funding VI CLO Ltd. 2016-6A DR†	5.761%(3 Mo. LIBOR + 3.00	%)#	10/20/2028	7,699	7,568,267
Cent CLO Ltd. 2014-21A CR2†	5.965%(3 Mo. LIBOR + 3.20	%)#	7/27/2030	4,936	4,794,296
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	23,832	24,209,528
Galaxy XXI CLO Ltd. 2015-21A AR†	3.781%(3 Mo. LIBOR + 1.02	%)#	4/20/2031	5,311	5,242,873
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.921%(3 Mo. LIBOR + 2.15	%)#	7/25/2027	5,476	5,353,905
Harbor Park CLO Ltd. 2018-1A D†	5.739%(3 Mo. LIBOR + 2.90	%)#	1/20/2031	4,560	4,370,316
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	38,091	40,060,635
Jamestown CLO VII Ltd. 2015-7A BR†	4.421%(3 Mo. LIBOR + 1.65	%)#	7/25/2027	12,548	12,177,676
KKR CLO Ltd-15 DR†	5.592%(3 Mo. LIBOR + 3.15	%)#	1/18/2032	2,736	2,625,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Madison Park Funding XIV Ltd. 2014-14A DRR†	5.711%(3 Mo. LIBOR + 2.95	%)#	10/22/2030	$3,923	$3,817,138
Mariner CLO LLC 2015-1A DR†	6.411%(3 Mo. LIBOR + 3.65	%)#	4/20/2029	2,277	2,256,375
Mariner CLO LLC 2017-4A D†	5.815%(3 Mo. LIBOR + 3.05	%)#	10/26/2029	6,254	6,025,117
Mountain View CLO X Ltd. 2015-10A BR†	4.147%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	13,725	13,525,993
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.415%(3 Mo. LIBOR + 2.95	%)#	10/20/2030	3,789	3,673,332
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.387%(3 Mo. LIBOR + .60	%)#	4/15/2026	24,244	24,086,136
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.837%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	9,660	9,383,445
Palmer Square Loan Funding Ltd. 2018-1A B†	4.187%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	5,069	4,877,384
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,949	18,280,739
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	22,436	23,191,856
Regatta VI Funding Ltd. 2016-1A DR†	5.461%(3 Mo. LIBOR + 2.70	%)#	7/20/2028	2,216	2,088,812
Sound Point CLO XI Ltd. 2016-1A DR†	5.711%(3 Mo. LIBOR + 2.95	%)#	7/20/2028	6,840	6,699,037
THL Credit Wind River CLO Ltd. 2018-3A D†	5.776%(3 Mo. LIBOR + 2.95	%)#	1/20/2031	7,164	6,704,225
Voya CLO Ltd. 2016-2A C†	7.011%(3 Mo. LIBOR + 4.25	%)#	7/19/2028	5,250	5,252,468
West CLO Ltd. 2014-2A BR†	4.529%(3 Mo. LIBOR + 1.75	%)#	1/16/2027	4,541	4,485,924
Westcott Park CLO Ltd. 2016-1A D†	7.111%(3 Mo. LIBOR + 4.35	%)#	7/20/2028	8,150	8,157,048
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	19,747	20,474,282
Total					304,517,999
Total Asset-Backed Securities (cost $324,225,169)					324,996,275

				Shares (000)
COMMON STOCKS 8.14%

Aerospace/Defense 0.25%

Boeing Co. (The)				35	13,197,132
HEICO Corp.				215	20,372,099
Total					33,569,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Shares (000)		Fair Value
Auto Parts & Equipment 0.12%

Chassix Holdings, Inc.		607	$15,176,425	(a)

Banking 0.24%

American Express Co.		119	12,973,036
First Republic Bank		185	18,544,916
Total			31,517,952

Beverages 0.26%

Brown-Forman Corp. Class B		383	20,227,724
Pernod Ricard SA(b)	EUR	77	13,760,449
Total			33,988,173

Chemicals 0.10%

Ecolab, Inc.		76	13,354,545

Diversified Capital Goods 0.20%

Dover Corp.		280	26,309,774

Electric: Generation 0.15%

AES Corp.		1,107	20,017,055

Electric: Integrated 0.30%

Ameren Corp.		180	13,274,304
Eneva SA(b)	BRL	33	134,110
OGE Energy Corp.		311	13,399,023
Portland General Electric Co.		258	13,381,822
Total			40,189,259

Electronics 0.20%

Zebra Technologies Corp. Class A*		128	26,807,687

Energy: Exploration & Production 0.03%

Chaparral Energy, Inc. Class A*		541	3,084,430
Templar Energy LLC Class A Units		417	234,671
Total			3,319,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Shares (000)		Fair Value
Food: Wholesale 0.30%

McCormick & Co., Inc.		91	$13,674,041
Nomad Foods Ltd. (United Kingdom)*(c)		640	13,097,550
Sanderson Farms, Inc.		99	13,036,866
Total			39,808,457

Gas Distribution 0.00%

Dommo Energia SA(b)	BRL	3,526	604,779

Integrated Energy 0.10%

First Solar, Inc.*		253	13,369,735

Investments & Miscellaneous Financial Services 0.21%

FactSet Research Systems, Inc.		54	13,519,294
Thomson Reuters Corp. (Canada)(c)		241	14,254,354
Total			27,773,648

Machinery 0.11%

Roper Technologies, Inc.		43	14,778,576

Media: Content 0.12%

AMC Networks, Inc. Class A*		229	13,005,589
ION Media Networks, Inc.		4	2,550,858	(d)
Total			15,556,447

Media: Diversified 0.05%

Lyft, Inc. Class A		81	6,372,023

Medical Products 0.54%

Align Technology, Inc.*		60	17,012,317
Argenx SE ADR*		103	12,851,904
DENTSPLY SIRONA, Inc.		264	13,068,106
Edwards Lifesciences Corp.*		76	14,475,071
Intuitive Surgical, Inc.*		24	13,590,074
Total			70,997,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Shares (000)		Fair Value
Personal & Household Products 0.32%

Gibson Brands, Inc.		240	$28,787,760	(a)
Remington Outdoor Co., Inc.*		164	141,233
Shiseido Co., Ltd.(b)	JPY	184	13,332,769
Total			42,261,762

Pharmaceuticals 0.59%

Canopy Growth Corp.*(b)	CAD	279	12,050,885
Exelixis, Inc.*		552	13,141,217
Incyte Corp.*		152	13,099,667
Regeneron Pharmaceuticals, Inc.*		33	13,655,579
Sage Therapeutics, Inc.*		166	26,442,699
Total			78,390,047

Real Estate Development & Management 0.10%

CoStar Group, Inc.*		29	13,305,097

Real Estate Investment Trusts 0.20%

Americold Realty Trust		449	13,703,109
Medical Properties Trust, Inc.		691	12,799,110
Total			26,502,219

Restaurants 0.39%

Dunkin’ Brands Group, Inc.		196	14,697,671
Shake Shack, Inc. Class A*		625	36,981,112
Total			51,678,783

Software/Services 1.38%

Adyen NV†*(b)	EUR	26	20,589,238
Arista Networks, Inc.*		46	14,475,537
Aspen Technology, Inc.*		132	13,740,634
Atlassian Corp. plc Class A (Australia)*(c)		239	26,879,417
Cadence Design Systems, Inc.*		220	13,940,953
FleetCor Technologies, Inc.*		54	13,393,783
MSCI, Inc.		69	13,666,870
ServiceNow, Inc.*		54	13,240,703
Shopify, Inc. Class A (Canada)*(c)		69	14,235,498
Trade Desk, Inc. (The) Class A*		110	21,713,927
Zscaler, Inc.*		226	16,044,366
Total			181,920,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments			Shares (000)	Fair Value
Specialty Retail 0.99%

Claires Holdings LLC			15	$10,235,952	(a)
Columbia Sportswear Co.			347	36,138,271
Deckers Outdoor Corp.*			186	27,350,870
Etsy, Inc.*			405	27,225,713
Lululemon Athletica, Inc. (Canada)*(c)			181	29,643,592
Total				130,594,398

Support: Services 0.15%

Bright Horizons Family Solutions, Inc.*			155	19,687,941

Technology Hardware & Equipment 0.11%

NVIDIA Corp.			83	14,914,613

Telecommunications: Wireless 0.31%

American Tower Corp.			205	40,371,485

Theaters & Entertainment 0.32%

Live Nation Entertainment, Inc.*			212	13,485,729
Tencent Music Entertainment Group ADR*			1,551	28,079,055
Total				41,564,784
Total Common Stocks (cost $978,241,737)				1,074,702,394

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.15%

Software/Services

Twilio, Inc.† (cost $14,798,058)	0.25%	6/1/2023	$10,239	19,531,558

FLOATING RATE LOANS(e) 4.33%

Air Transportation 0.20%

American Airlines, Inc. 2018 Replacement Term Loan	4.24%(1 Mo. LIBOR + 1.75%)	6/27/2025	27,044	26,355,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.06%

Graftech International Ltd. Initial Term Loan	5.999%(1 Mo. LIBOR + 3.50%)	2/12/2025	$8,062	$8,052,277	(f)

Electric: Generation 0.63%

Astoria Energy LLC Advance Term Loan B	6.50%(1 Mo. LIBOR + 4.00%)	12/24/2021	18,064	18,106,776
Edgewater Generation, LLC Term Loan	6.249%(1. Mo. LIBOR + 3.75%)	12/13/2025	15,005	14,996,014
Frontera Generation Holdings LLC Initial Term Loan	6.731%(1 Mo. LIBOR + 4.25%)	5/2/2025	13,248	13,142,694
Lightstone Holdco LLC Refinancing Term Loan B	6.249%(1 Mo. LIBOR + 3.75%)	1/30/2024	22,089	21,416,997
Lightstone Holdco LLC Refinancing Term Loan C	6.249%(1 Mo. LIBOR + 3.75%)	1/30/2024	1,246	1,207,953
Moxie Patriot LLC Construction Advances Term Loan B1	8.351%(3 Mo. LIBOR + 5.75%)	12/19/2020	2,349	2,247,307
Moxie Patriot LLC Construction Advances Term Loan B2	8.351%(3 Mo. LIBOR + 5.75%)	12/19/2020	12,589	12,042,085
Total				83,159,826

Electric: Integrated 0.12%

PG&E Corp. DIP Delayed Draw Term Loan	1.125%(3 Mo. LIBOR + 2.25%)	12/31/2020	4,102	4,114,819
PG&E Corp. DIP Initial Term Loan	1.125%(3 Mo. LIBOR + 2.25%)	12/31/2020	12,305	12,343,453
Total				16,458,272

Electronics 0.12%

Excelitas Technologies Corp. 1st Lien Initial Dollar Term Loan	6.101%(3 Mo. LIBOR + 3.50%)	12/2/2024	15,801	15,751,819

Food & Drug Retailers 0.12%

GOBP Holdings, Inc. 1st Lien Initial Term Loan	6.351%(3 Mo. LIBOR + 3.75%)	10/18/2025	15,772	15,657,654

Food: Wholesale 0.14%

Post Holdings, Inc. Series A Incremental Term Loan	4.49%(1 Mo. LIBOR + 2.00%)	5/24/2024	18,043	17,914,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.40%

MGM Growth Properties Operating Partnership LP Term Loan B	4.499%(1 Mo. LIBOR 2.00%)	3/21/2025	$26,905	$26,581,104
VICI Properties 1 LLC Term Loan B	4.491%(1 Mo. LIBOR + 2.00%)	12/20/2024	27,044	26,613,054
Total				53,194,158

Health Services 0.20%

Regionalcare Hospital Partners Holdings, Inc. 1st Lien Term Loan B	6.982%(3 Mo. LIBOR + 4.50%)	11/16/2025	27,018	26,777,687

Insurance Brokerage 0.13%

Hub International Limited Initial Term Loan	5.309% (3 Mo. LIBOR + 3.00%)- 5.515%	4/25/2025	18,118	17,553,800

Investments & Miscellaneous Financial Services 0.15%

Vertafore, Inc. 1st Lien Initial Term Loan	5.749%(3 Mo. LIBOR + 3.25%)	7/2/2025	19,409	19,096,656

Media: Content 0.10%

Univision Communications Inc. 2017 1st Lien Replacement Repriced Term Loan	5.249%(1 Mo. LIBOR + 2.75%)	3/15/2024	14,121	13,338,573

Personal & Household Products 0.33%

Anastasia Parent, LLC Closing Date Term Loan	6.249%(1 Mo. LIBOR + 3.75%)	8/11/2025	20,058	18,704,465
FGI Operating Company, LLC Closing Date Term Loan	12.684%(3 Mo. LIBOR + 10.00%)	5/15/2022	1,013	1,012,945	(f)
Revlon Consumer Products Corp. Initial Term Loan B	6.101% (3 Mo. LIBOR + 3.50%)- 6.129%	9/7/2023	16,445	11,991,156
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.851%(3 Mo. LIBOR + 4.25%)	9/25/2024	13,422	12,465,767
Total				44,174,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Recreation & Travel 0.25%

Alterra Mountain Co. Initial Bluebird Term Loan	5.499%(1 Mo. LIBOR + 3.00%)	7/31/2024		$12,838	$12,792,180
Kingpin Intermediate Holdings LLC 1st Lien 2018 Refinancing Term Loan	6.00%(1 Mo. LIBOR + 3.50%)	7/3/2024		12,714	12,673,929
Silk Bidco AS Facility Term Loan B(b)	3.75%(6 Mo. Euribor + 3.75%)	2/7/2025	EUR	7,363	8,127,833
Total					33,593,942

Restaurants 0.38%

CEC Entertainment, Inc. Term Loan B	5.749%(1 Mo. LIBOR + 3.25%)	2/14/2021		$14,214	13,809,005
IRB Holding Corp. Term Loan B	5.739%(1 Mo. LIBOR + 3.25%)	2/5/2025		19,452	19,004,122
Panera Bread Co. Term Loan	4.25%(1 Mo. LIBOR + 1.75%)	7/18/2022		17,107	16,700,363
Total					49,513,490

Specialty Retail 0.36%

BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.499%(1 Mo. LIBOR + 3.00%)	2/3/2024		25,300	25,271,524
Claire’s Stores, Inc. Initial Term Loan	9.938%(6 Mo. LIBOR + 7.25%)	10/12/2038		2,399	3,957,811	(f)
Claire’s Stores, Inc. Revolving Credit Term Loan	0.75%	9/15/2022		720	719,580
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.736%(1 Mo. LIBOR + 3.25%)	3/20/2025		15,322	14,976,875	(f)
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	2.00%(1 Mo. LIBOR + 3.25%)	3/20/2025		1,950	1,905,790	(f)
Total					46,831,580

Support: Services 0.40%

Pike Corp. 2018 Initial Term Loan	6.00%(1 Mo. LIBOR + 3.50%)	3/23/2025		18,208	18,219,685
Southern Graphics Inc. 1st Lien Refinancing Term Loan	5.749% (1 Mo. LIBOR + 3.25%)- 5.829%	12/31/2022		18,141	15,555,894
Trans Union LLC 2018 Incremental Term Loan B4	4.499%(1 Mo. LIBOR +2.00%)	6/19/2025		19,699	19,463,063
Total					53,238,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Theaters & Entertainment 0.14%

SeaWorld Parks & Entertainment, Inc. Term Loan B5	5.499%(1 Mo. LIBOR + 3.00%)	3/31/2024		$18,691	$18,557,768

Transportation: Infrastructure/Services 0.10%

Commercial Barge Line Co. Initial Term Loan	11.249%	11/12/2020		17,988	12,699,834
Total Floating Rate Loans (cost $578,531,647)					571,920,980

FOREIGN GOVERNMENT OBLIGATIONS 8.13%

Angola 0.20%

Angolan Government International Bond†(c)	9.375%	5/8/2048		12,040	13,050,156
Republic of Angola†(c)	8.25%	5/9/2028		12,699	13,282,646
Total					26,332,802

Argentina 0.71%

City of Buenos Aires†(c)	7.50%	6/1/2027		29,658	26,413,415
Province of Santa Fe†(c)	6.90%	11/1/2027		17,773	13,155,574
Provincia de Cordoba†(c)	7.125%	6/10/2021		15,068	13,101,626
Provincia de Cordoba†(c)	7.45%	9/1/2024		23,854	19,226,324
Provincia de Mendoza†(c)	8.375%	5/19/2024		27,674	22,346,755
Total					94,243,694

Australia 0.29%

Australian Government(b)	4.25%	4/21/2026	AUD	26,802	22,368,557
Queensland Treasury Corp.†(b)	4.00%	6/21/2019		22,400	15,988,235
Total					38,356,792

Bahrain 0.17%

Bahrain Government International Bond†(c)	6.75%	9/20/2029		$21,000	22,159,704

Bermuda 0.22%

Government of Bermuda†	4.138%	1/3/2023		14,720	15,069,600
Government of Bermuda†	4.75%	2/15/2029		12,997	13,760,574
Total					28,830,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Canada 0.74%

Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	44,800	$35,029,386
Province of Ontario Canada(c)	2.55%	2/12/2021		$63,053	63,149,502
Total					98,178,888

Chile 0.21%

Republic of Chile(c)	3.125%	1/21/2026		27,092	27,503,663

Ecuador 0.37%

Republic of Ecuador†(c)	8.875%	10/23/2027		49,199	49,383,496

Egypt 0.30%

Arab Republic of Egypt†(c)	5.577%	2/21/2023		39,734	39,528,178

El Salvador 0.20%

Republic of EI Salvador†(c)	6.375%	1/18/2027		27,126	26,685,202

Greece 0.13%

Hellenic Republic†(b)	4.375%	8/1/2022	EUR	14,317	17,314,328

Honduras 0.16%

Honduras Government†(c)	6.25%	1/19/2027		$19,384	20,571,270

Ivory Coast 0.29%

Ivory Coast Bond†(c)	5.375%	7/23/2024		39,694	38,933,344

Jamaica 0.40%

Government of Jamaica(c)	6.75%	4/28/2028		22,327	24,894,605
Government of Jamaica(c)	8.00%	3/15/2039		23,326	28,020,357
Total					52,914,962

Japan 0.69%

Japan Bank for International Cooperation(c)	1.50%	7/21/2021		27,122	26,550,524
Japan Bank for International Cooperation(c)	3.125%	7/20/2021		63,954	64,867,979
Total					91,418,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Kenya 0.28%

Republic of Kenya†(c)	7.25%	2/28/2028		$22,576	$22,860,006
Republic of Kenya†(c)	8.25%	2/28/2048		14,447	14,672,836
Total					37,532,842

Mongolia 0.21%

Development Bank of Mongolia LLC†(c)	7.25%	10/23/2023		26,519	27,543,429

Paraguay 0.22%

Republic of Paraguay†(c)	5.60%	3/13/2048		27,485	29,502,674

Qatar 0.20%

State of Qatar†(c)	3.25%	6/2/2026		27,091	26,932,247

Senegal 0.20%

Republic of Senegal†(c)	6.25%	7/30/2024		25,031	26,035,119

South Africa 0.41%

Republic of South Africa(c)	4.30%	10/12/2028		57,650	53,928,692

Sri Lanka 0.19%

Republic of Sri Lanka(c)	6.825%	7/18/2026		24,464	24,590,846

Suriname 0.11%

Republic of Suriname†(c)	9.25%	10/26/2026		14,321	14,127,666

Turkey 0.42%

Republic of Turkey(b)	3.25%	6/14/2025	EUR	26,171	26,569,320
Republic of Turkey(c)	7.25%	12/23/2023		$27,996	28,259,359
Total					54,828,679

United Arab Emirates 0.36%

Abu Dhabi Government International†(c)	3.125%	5/3/2026		47,836	48,006,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Uruguay 0.23%

Republic of Uruguay†(b)	8.50%	3/15/2028	UYU	472,059	$12,335,958
Uruguay Monetary Regulation Bill(b)	Zero Coupon	5/3/2019		598,596	17,753,069
Total					30,089,027

Vietnam 0.22%

Socialist Republic of Vietnam†(c)	4.80%	11/19/2024		$27,091	28,413,826
Total Foreign Government Obligations (cost $1,059,045,811)					1,073,886,822

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 8.21%

Federal National Mortgage Assoc.(g)(h) (cost $1,076,328,532)	4.50%	TBA		1,040,200	1,083,976,775

HIGH YIELD CORPORATE BONDS 65.89%

Advertising 0.20%

Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024		16,150	17,159,375
Lamar Media Corp.	5.75%	2/1/2026		8,810	9,239,488
Total					26,398,863

Aerospace/Defense 1.22%

BBA US Holdings, Inc.†	5.375%	5/1/2026		11,385	11,755,012
Bombardier, Inc. (Canada)†(c)	7.50%	12/1/2024		23,093	24,045,586
Bombardier, Inc. (Canada)†(c)	7.50%	3/15/2025		38,005	39,287,669
TransDigm, Inc.†	6.25%	3/15/2026		33,624	34,968,960
TransDigm, Inc.	6.375%	6/15/2026		19,086	18,963,850
United Technologies Corp.	4.125%	11/16/2028		31,099	32,440,372
Total					161,461,449

Air Transportation 0.63%

Air Canada 2013-1 Class A Pass Through Trust (Canada)†(c)	4.125%	11/15/2026		8,893	9,083,441
Azul Investments LLP†	5.875%	10/26/2024		35,600	33,731,356
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(c)	4.125%	3/20/2033		8,868	9,027,621
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(c)	3.80%	3/20/2033		8,843	9,033,778
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	10/25/2025		22,520	22,851,280
Total					83,727,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Loans 0.46%

General Motors Financial Co., Inc.	3.85%	1/5/2028		$14,047	$13,011,826
General Motors Financial Co., Inc.	5.25%	3/1/2026		13,444	13,896,660
General Motors Financial Co., Inc.	5.65%	1/17/2029		11,200	11,588,905
PACCAR Financial Corp.	2.85%	3/1/2022		22,446	22,639,356
Total					61,136,747

Auto Parts & Equipment 0.26%

Aptiv Corp.	4.15%	3/15/2024		8,995	9,310,883
Aptiv plc (Ireland)(c)	4.25%	1/15/2026		4,497	4,642,647
Aptiv plc (Ireland)(c)	4.35%	3/15/2029		8,637	8,791,498
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.†(h)	6.25%	5/15/2026		6,754	6,905,965
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.†(h)	8.50%	5/15/2027		4,505	4,527,525
Total					34,178,518

Automakers 0.84%

BMW US Capital LLC†	3.10%	4/12/2021		14,012	14,106,240
General Motors Co.	4.20%	10/1/2027		7,635	7,335,478
General Motors Co.	5.00%	10/1/2028		27,591	27,570,844
General Motors Co.	8.375%	7/15/2049		15,000	1,500	(d)
Navistar International Corp.†	6.625%	11/1/2025		12,846	13,118,978
Tesla, Inc.†	5.30%	8/15/2025		56,765	49,385,550
Total					111,518,590

Banking 6.37%

ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025		31,461	32,733,440
AIB Group plc (Ireland)†(c)	4.75%	10/12/2023		31,394	32,453,718
Ally Financial, Inc.	4.625%	3/30/2025		22,002	22,469,543
Ally Financial, Inc.	8.00%	11/1/2031		22,422	27,943,418
American Express Co.	3.40%	2/27/2023		17,804	18,092,857
ANZ New Zealand Int’l Ltd. (United Kingdom)†(c)	2.125%	7/28/2021		14,890	14,616,267
Associated Banc-Corp.	4.25%	1/15/2025		7,996	8,204,720
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75%(USD Swap + 5.17%)#	—	(i)	19,074	20,212,622
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%)#	—	(i)	19,826	19,925,130
Banco Safra SA†	4.125%	2/8/2023		19,821	19,697,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Bank of America Corp.	2.369%(3 Mo. LIBOR + .66	%)#	7/21/2021		$62,846	$62,445,946
Bank of America Corp.	4.45%		3/3/2026		19,634	20,491,791
Bank of Ireland Group plc (Ireland)†(c)	4.50%		11/25/2023		21,681	22,077,350
BankUnited, Inc.	4.875%		11/17/2025		24,313	25,358,250
BBVA Bancomer SA†	5.125	%#(j)	1/18/2033		28,167	26,005,183
CIT Group, Inc.	5.25%		3/7/2025		6,722	7,169,349
CIT Group, Inc.	6.125%		3/9/2028		30,882	34,433,430
Citigroup, Inc.	2.35%		8/2/2021		22,556	22,304,828
Citigroup, Inc.	4.45%		9/29/2027		13,296	13,690,206
Compass Bank	3.875%		4/10/2025		26,897	26,672,587
Fifth Third Bancorp	8.25%		3/1/2038		8,042	11,228,004
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	13,508,569
Goldman Sachs Group, Inc. (The)	3.875%(3 Mo. LIBOR + 1.11	%)#	4/26/2022		45,040	45,294,239
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		18,995	19,474,885
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58	%)#	4/15/2027		19,481	19,794,680
Huntington Bancshares, Inc.	5.70	%#(j)	—	(i)	13,740	13,404,538
Huntington National Bank (The)	3.125%		4/1/2022		26,801	27,016,411
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026		27,080	26,478,979
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38	%)#	5/1/2028		11,994	12,023,063
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	18,035,897
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33	%)#	—	(i)	12,015	12,656,781
Leggett & Platt, Inc.	4.40%		3/15/2029		31,431	31,803,494
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr Swap rate + 3.70	%)#	—	(i)	28,891	26,702,073
Morgan Stanley	3.125%		7/27/2026		18,976	18,515,197
Morgan Stanley	3.625%		1/20/2027		24,804	24,887,356
Popular, Inc.	6.125%		9/14/2023		15,922	16,638,490
Washington Mutual Bank(k)	6.875%		6/15/2011		22,500	2,250	(d)
Webster Financial Corp.	4.10%		3/25/2029		26,934	27,011,647
Total						841,474,307

Beverages 0.95%

Bacardi Ltd.†	2.75%		7/15/2026		20,151	17,940,232
Bacardi Ltd.†	4.70%		5/15/2028		28,786	28,854,751
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		15,764	15,458,534
Brown-Forman Corp.	3.50%		4/15/2025		8,956	9,202,744
Brown-Forman Corp.	4.50%		7/15/2045		18,174	20,101,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)

Coca-Cola Icecek AS (Turkey)†(c)	4.215%	9/19/2024	$20,384	$19,081,095
PepsiCo, Inc.	3.60%	3/1/2024	14,292	14,946,467
Total				125,585,655

Building & Construction 0.87%

ITR Concession Co. LLC†	5.183%	7/15/2035	7,658	7,385,623
Lennar Corp.	4.75%	11/29/2027	7,613	7,645,108
Lennar Corp.	4.75%	11/15/2022	15,303	15,742,961
Lennar Corp.	4.75%	5/30/2025	4,408	4,523,710
PulteGroup, Inc.	6.375%	5/15/2033	25,646	25,678,058
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	14,448	13,833,960
Toll Brothers Finance Corp.	5.625%	1/15/2024	14,213	14,994,715
William Lyon Homes, Inc.	5.875%	1/31/2025	25,933	24,506,685
Total				114,310,820

Building Materials 0.26%

Hillman Group, Inc. (The)†	6.375%	7/15/2022	14,608	13,110,680
Owens Corning	4.30%	7/15/2047	13,221	10,737,181
Owens Corning	4.40%	1/30/2048	12,649	10,445,432
Total				34,293,293

Cable & Satellite Television 3.14%

Altice Financing SA (Luxembourg)†(c)	7.50%	5/15/2026	27,191	26,987,067
Altice France SA (France)†(c)	7.375%	5/1/2026	46,103	45,296,197
Altice France SA (France)†(c)	8.125%	2/1/2027	25,761	26,083,013
Altice Luxembourg SA (Luxembourg)†(c)	7.625%	2/15/2025	14,790	13,015,200
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	83,655	84,386,981
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	61,221	64,282,050
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,488,334
CSC Holdings LLC†	5.50%	4/15/2027	8,017	8,206,602
CSC Holdings LLC†	6.50%	2/1/2029	24,183	25,785,124
CSC Holdings LLC†	10.875%	10/15/2025	16,727	19,353,139
DISH DBS Corp.	7.75%	7/1/2026	52,515	45,819,337
UPCB Finance IV Ltd.†	5.375%	1/15/2025	11,535	11,736,863
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027	27,526	27,319,555
Total				414,759,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.88%

CF Industries, Inc.†	4.50%	12/1/2026	$23,920	$24,274,510
CF Industries, Inc.	4.95%	6/1/2043	3,074	2,647,483
CF Industries, Inc.	5.15%	3/15/2034	5,096	4,866,680
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%	7/19/2027	31,514	31,896,044
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	13,118	13,790,298
OCI NV (Netherlands)†(c)	6.625%	4/15/2023	13,200	13,754,400
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023	25,096	25,373,890
Total				116,603,305

Consumer/Commercial/Lease Financing 0.85%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.65%	7/21/2027	8,842	8,275,123
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)(h)	4.45%	4/3/2026	5,442	5,461,745
Freedom Mortgage Corp.†	8.25%	4/15/2025	11,749	10,485,983
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	20,586	20,946,255
Navient Corp.	6.125%	3/25/2024	22,447	22,531,176
Navient Corp.	6.75%	6/25/2025	21,000	20,875,050
Quicken Loans, Inc.†	5.25%	1/15/2028	25,288	23,770,720
Total				112,346,052

Department Stores 0.36%

Kohl’s Corp.	5.55%	7/17/2045	15,291	14,878,858
Seven & i Holdings Co. Ltd. (Japan)†(c)	3.35%	9/17/2021	31,997	32,402,119
Total				47,280,977

Discount Stores 1.00%

Amazon.com, Inc.	3.15%	8/22/2027	28,837	29,103,597
Amazon.com, Inc.	4.25%	8/22/2057	20,632	22,272,175
Amazon.com, Inc.	4.80%	12/5/2034	28,691	33,409,664
Amazon.com, Inc.	5.20%	12/3/2025	41,869	47,567,694
Total				132,353,130

Diversified Capital Goods 1.48%

BCD Acquisition, Inc.†	9.625%	9/15/2023	12,382	13,186,830
General Electric Co.	2.70%	10/9/2022	39,891	39,197,669
General Electric Co.	3.10%	1/9/2023	25,636	25,500,473
Griffon Corp.	5.25%	3/1/2022	13,778	13,605,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023	$15,211	$14,488,082
Nvent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	25,984	26,156,993
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%	5/27/2025	13,036	13,186,567
SPX FLOW, Inc.†	5.625%	8/15/2024	8,609	8,695,090
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	15,096,470
Wabtec Corp.	3.45%	11/15/2026	17,989	16,744,970
Wabtec Corp.	4.95%	9/15/2028	8,995	9,133,772
Total				194,992,691

Electric: Distribution/Transportation 0.65%

Atlantic City Electric Co.	4.00%	10/15/2028	13,493	14,283,426
Cemig Geracao e Transmissao SA (Brazil)†(c)	9.25%	12/5/2024	13,163	14,314,763
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	11,379	11,593,746
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	45,150	45,323,821
Total				85,515,756

Electric: Generation 1.28%

Acwa Power Management & Investments One Ltd. (Saudia Arabia)†(c)	5.95%	12/15/2039	14,814	14,993,249
Calpine Corp.	5.75%	1/15/2025	41,895	41,790,262
Clearway Energy Operating LLC†	5.75%	10/15/2025	15,737	15,855,028
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	18,889,875
NRG Energy, Inc.	5.75%	1/15/2028	45,435	48,331,481
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	14,893	16,010,026
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(c)	6.875%	2/1/2025	7,570	5,762,284
Vistra Operations Co. LLC†	5.50%	9/1/2026	7,553	7,874,003
Total				169,506,208

Electric: Integrated 3.09%

Aegea Finance Sarl (Brazil)†(c)	5.75%	10/10/2024	12,749	12,602,514
AES Corp. (The)	4.50%	3/15/2023	11,417	11,559,712
AES Corp. (The)	5.125%	9/1/2027	12,496	13,029,454
Arizona Public Service Co.	2.95%	9/15/2027	13,385	13,129,611
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	13,786	14,234,706
Black Hills Corp.	4.35%	5/1/2033	13,491	13,936,336
El Paso Electric Co.	5.00%	12/1/2044	20,062	21,200,597
Enel Finance International NV (Netherlands)†(c)	3.50%	4/6/2028	27,034	25,457,669
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	18,859,840
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	17,578,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Entergy Louisiana LLC	4.00%	3/15/2033	$10,745	$11,308,345
Entergy Mississippi LLC	2.85%	6/1/2028	19,150	18,504,019
Eskom Holdings SOC Ltd. (South Africa)†(c)	8.45%	8/10/2028	11,882	12,510,391
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	24,509,119
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	15,723,224
Monongahela Power Co.†	3.55%	5/15/2027	13,657	13,739,315
Ohio Power Co.	4.15%	4/1/2048	26,865	28,080,644
Pacific Gas & Electric Co.(k)	6.05%	3/1/2034	84,545	84,333,637
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	14,364,878
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	13,724	13,623,385
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	9,361,016
Total				407,646,617

Electronics 1.74%

Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.50%	1/15/2028	35,921	33,122,289
Broadcom, Inc.(h)	4.75%	4/15/2029	22,444	22,337,391
KLA-Tencor Corp.	4.10%	3/15/2029	8,980	9,198,279
Lam Research Corp.	4.875%	3/15/2049	17,958	19,047,102
Micron Technology, Inc.	5.327%	2/6/2029	25,257	25,992,343
Nokia OYJ (Finland)(c)	4.375%	6/12/2027	18,326	18,188,555
NVIDIA Corp.	3.20%	9/16/2026	29,939	29,842,037
Qorvo, Inc.†	5.50%	7/15/2026	11,261	11,656,261
QUALCOMM, Inc.	3.25%	5/20/2027	17,987	17,589,263
Trimble, Inc.	4.75%	12/1/2024	27,261	28,035,767
Xilinx, Inc.	2.95%	6/1/2024	15,096	15,014,224
Total				230,023,511

Energy: Exploration & Production 2.43%

Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.	6.875%	2/1/2025	8,918	9,040,623
California Resources Corp.†	8.00%	12/15/2022	23,724	18,689,767
Centennial Resource Production LLC†	5.375%	1/15/2026	12,041	11,604,514
Chesapeake Energy Corp.	7.00%	10/1/2024	33,707	33,749,134
Chesapeake Energy Corp.	7.50%	10/1/2026	13,490	13,318,677
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	12,585	12,994,013
Gulfport Energy Corp.	6.375%	5/15/2025	6,742	6,126,793
HighPoint Operating Corp.	7.00%	10/15/2022	9,822	9,281,790
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,212	18,785,494
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,125	8,023,438
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	12,846	12,942,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)

Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(c)	6.375%	6/1/2028		$23,608	$25,496,640
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025		23,287	23,025,021
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024		23,708	22,226,250
Murphy Oil Corp.	5.75%	8/15/2025		12,555	12,976,324
Murphy Oil Corp.	6.875%	8/15/2024		10,558	11,184,665
OGX Austria GmbH (Brazil)†(k)	8.50%	6/1/2018		20,000	400
Parsley Energy LLC / Parsley Finance Corp.†	5.625%	10/15/2027		13,123	13,155,807
SM Energy Co.	6.625%	1/15/2027		4,651	4,441,705
SM Energy Co.	6.75%	9/15/2026		8,288	7,987,560
Southwestern Energy Co.	7.75%	10/1/2027		12,722	13,055,952
SRC Energy, Inc.	6.25%	12/1/2025		17,800	15,980,840
Texaco Capital, Inc.	8.625%	11/15/2031		11,023	16,297,974
Total					320,385,726

Environmental 0.15%

Darling Global Finance BV†(b)	3.625%	5/15/2026	EUR	7,646	8,928,384
Waste Pro USA, Inc.†	5.50%	2/15/2026		$11,660	11,281,050
Total					20,209,434

Food & Drug Retailers 0.57%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025		32,370	30,872,887
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		24,128	24,489,920
Ingles Markets, Inc.	5.75%	6/15/2023		19,550	20,014,313
Total					75,377,120

Food: Wholesale 1.07%

Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023		22,148	21,428,411
B&G Foods, Inc.	5.25%	4/1/2025		13,147	12,653,988
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		15,174	13,675,567
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	5.625%	8/15/2026		13,976	10,988,630
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024		13,559	13,982,719
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		13,602	14,129,077
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		12,447	12,602,588
McCormick & Co., Inc.	4.20%	8/15/2047		21,326	20,516,457
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		21,993	20,764,933
Total					140,742,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Forestry/Paper 0.38%

Norbord, Inc. (Canada)†(c)	6.25%		4/15/2023		$12,245	$12,597,044
Rayonier AM Products, Inc.†	5.50%		6/1/2024		13,628	12,844,390
Suzano Austria GmbH (Brazil)†(c)	5.75%		7/14/2026		14,057	15,014,281
Suzano Austria GmbH (Brazil)†(c)	6.00%		1/15/2029		9,025	9,636,083
Total						50,091,798

Gaming 1.28%

Boyd Gaming Corp.	6.00%		8/15/2026		13,793	14,189,549
Eldorado Resorts, Inc.	6.00%		4/1/2025		12,671	12,892,743
Eldorado Resorts, Inc.	6.00%		9/15/2026		13,521	13,791,420
Everi Payments, Inc.†	7.50%		12/15/2025		13,653	14,199,120
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		18,808	20,264,680
Jacobs Entertainment, Inc.†	7.875%		2/1/2024		19,057	20,009,850
Mohegan Gaming & Entertainment†	7.875%		10/15/2024		13,557	13,523,107
Penn National Gaming, Inc.†	5.625%		1/15/2027		25,676	25,034,100
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%		7/15/2026		13,242	13,837,890
Station Casinos LLC†	5.00%		10/1/2025		22,159	21,882,012
Total						169,624,471

Gas Distribution 2.41%

Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		23,796	25,015,545
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025		14,002	15,262,180
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024		8,783	9,936,208
Dominion Energy Gas Holdings LLC	3.60%		12/15/2024		12,050	12,245,059
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		18,069	18,985,338
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021		17,675	18,298,321
Midwest Connector Capital Co. LLC†	4.625%		4/1/2029		31,439	32,544,881
NGPL PipeCo LLC†	4.875%		8/15/2027		31,233	31,662,454
Northern Natural Gas Co.†	4.30%		1/15/2049		20,972	21,586,862
ONE Gas, Inc.	4.50%		11/1/2048		13,497	14,944,286
Plains All American Pipeline LP	6.125	%#(j)	—	(i)	13,888	13,040,485
Rockies Express Pipeline LLC†	6.875%		4/15/2040		22,654	24,427,129
Sabal Trail Transmission LLC†	4.246%		5/1/2028		20,166	20,978,553
Southern Star Central Corp.†	5.125%		7/15/2022		10,145	10,170,362
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023		8,725	8,714,094
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%		4/15/2026		13,090	13,901,580
Transportadora de Gas Internacional SA ESP (Colombia)†(c)	5.55%		11/1/2028		24,773	26,847,739
Total						318,561,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 3.60%

AHP Health Partners, Inc.†	9.75%	7/15/2026	$13,727	$14,859,478
Ascension Health	3.945%	11/15/2046	8,881	9,164,365
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	3,575	3,369,438
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	27,328	27,054,720
CHS/Community Health Systems, Inc.†	8.00%	3/15/2026	10,814	10,373,870
Dignity Health	3.812%	11/1/2024	7,500	7,704,722
HCA, Inc.	5.25%	4/15/2025	13,995	15,020,971
HCA, Inc.	5.375%	2/1/2025	14,996	15,933,250
HCA, Inc.	5.50%	6/15/2047	50,449	53,913,824
HCA, Inc.	7.05%	12/1/2027	3,490	3,865,175
HCA, Inc.	7.50%	2/15/2022	14,639	16,180,487
HCA, Inc.	7.58%	9/15/2025	5,778	6,558,030
HCA, Inc.	7.69%	6/15/2025	12,776	14,532,700
HCA, Inc.	8.36%	4/15/2024	2,295	2,662,200
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	29,709,576
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	14,011	14,291,220
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	16,618,375
NYU Langone Hospitals	4.368%	7/1/2047	12,348	13,117,740
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	23,643	22,342,872
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	9,865	10,500,059
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	26,103	27,147,120
Tenet Healthcare Corp.	4.625%	7/15/2024	7,281	7,326,506
Tenet Healthcare Corp.	5.125%	5/1/2025	65,257	65,749,690
Tenet Healthcare Corp.†	6.25%	2/1/2027	26,891	27,933,026
Tenet Healthcare Corp.	6.75%	6/15/2023	37,692	38,964,105
Total				474,893,519

Health Services 1.08%

DaVita, Inc.	5.00%	5/1/2025	19,962	19,203,444
DaVita, Inc.	5.125%	7/15/2024	13,935	13,795,650
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	13,280	13,562,200
Montefiore Obligated Group	5.246%	11/1/2048	18,042	18,910,860
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	9,799,000
NVA Holdings, Inc.†	6.875%	4/1/2026	12,875	12,794,531
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	7,511	7,942,883
Verscend Escrow Corp.†	9.75%	8/15/2026	19,792	19,816,740
West Street Merger Sub, Inc.†	6.375%	9/1/2025	27,176	26,564,540
Total				142,389,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.52%

ESH Hospitality, Inc.†	5.25%		5/1/2025	$13,467	$13,416,499
Hilton Domestic Operating Co., Inc.	4.25%		9/1/2024	11,114	11,120,891
Hilton Domestic Operating Co., Inc.†	5.125%		5/1/2026	22,390	22,781,825
Wyndham Destinations, Inc.	5.75%		4/1/2027	8,665	8,627,307
Wyndham Destinations, Inc.	6.35%		10/1/2025	12,105	12,710,250
Total					68,656,772

Insurance Brokerage 0.35%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%		8/1/2023	18,536	19,092,080
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23	%)#(j)	11/1/2057	14,130	12,247,248
HUB International Ltd.†	7.00%		5/1/2026	14,796	14,685,030
Total					46,024,358

Integrated Energy 0.83%

Cheniere Energy Partners LP	5.25%		10/1/2025	13,080	13,423,350
Cheniere Energy Partners LP†	5.625%		10/1/2026	17,984	18,478,560
Exxon Mobil Corp.	3.043%		3/1/2026	23,752	24,121,287
Rio Oil Finance Trust Series 2018-1 (Brazil)†(c)	8.20%		4/6/2028	12,879	13,970,624
Shell International Finance BV (Netherlands)(c)	6.375%		12/15/2038	28,912	39,338,574
Total					109,332,395

Investments & Miscellaneous Financial Services 0.83%

MSCI, Inc.†	5.375%		5/15/2027	19,236	20,390,160
MSCI, Inc.†	5.75%		8/15/2025	16,165	17,054,075
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	26,876	24,440,133
Power Finance Corp. Ltd. (India)†(c)	6.15%		12/6/2028	15,767	17,543,358
S&P Global, Inc.	6.55%		11/15/2037	13,324	17,552,230
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	11,984	12,389,419
Total					109,369,375

Life Insurance 0.52%

Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047	28,610	27,882,505
Nuveen Finance LLC†	4.125%		11/1/2024	7,927	8,340,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Life Insurance (continued)

Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		$17,804	$18,405,822
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		12,705	14,214,375
Total					68,843,643

Machinery 0.25%

Itron, Inc.†	5.00%	1/15/2026		4,551	4,488,424
Roper Technologies, Inc.	4.20%	9/15/2028		19,379	20,124,501
Xylem, Inc.	3.25%	11/1/2026		8,884	8,738,787
Total					33,351,712

Managed Care 1.47%

Anthem, Inc.	3.65%	12/1/2027		25,594	25,580,119
Centene Corp.	4.75%	1/15/2025		26,345	26,937,762
Centene Corp.†	5.375%	6/1/2026		29,900	31,245,500
Centene Corp.	6.125%	2/15/2024		18,803	19,725,287
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	18,678,452
Molina Healthcare, Inc.†	4.875%	6/15/2025		21,723	21,560,077
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		16,766	16,602,532
WellCare Health Plans, Inc.	5.25%	4/1/2025		32,352	33,605,640
Total					193,935,369

Media: Content 1.36%

Activision Blizzard, Inc.	4.50%	6/15/2047		19,496	18,401,491
AMC Networks, Inc.	4.75%	8/1/2025		27,032	26,896,840
Gray Television, Inc.†	5.125%	10/15/2024		6,740	6,773,700
Gray Television, Inc.†	5.875%	7/15/2026		9,833	10,031,627
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	33,484	38,911,632
Netflix, Inc.†(b)	4.625%	5/15/2029		11,287	13,530,576
Netflix, Inc.	4.875%	4/15/2028		$5,940	5,895,450
Netflix, Inc.	5.50%	2/15/2022		5,323	5,602,457
Netflix, Inc.	5.875%	2/15/2025		13,000	14,080,950
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	11,583,169
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	10,718,019
Sirius XM Radio, Inc.†	6.00%	7/15/2024		9,524	9,904,960
Univision Communications, Inc.†	5.125%	2/15/2025		8,026	7,514,342
Total					179,845,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified 0.37%

TWDC Enterprises 18 Corp.	2.35%	12/1/2022	$22,526	$22,298,469
Walt Disney Co. (The)†	7.75%	12/1/2045	16,950	27,096,597
Total				49,395,066

Medical Products 0.72%

Boston Scientific Corp.	7.00%	11/15/2035	16,135	21,003,049
Edwards Lifesciences Corp.	4.30%	6/15/2028	27,927	29,341,497
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	24,815	23,636,288
Teleflex, Inc.	4.625%	11/15/2027	17,619	17,542,005
Teleflex, Inc.	4.875%	6/1/2026	4,031	4,126,736
Total				95,649,575

Metals/Mining (Excluding Steel) 1.71%

Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024	21,682	23,037,125
Baffinland Iron Mines Corp. (Canada)†(c)	8.75%	7/15/2026	13,211	13,327,521
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	34,181	32,813,760
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(c)	8.00%	12/11/2022	15,228	13,561,709
Freeport-McMoRan, Inc.	3.875%	3/15/2023	65,271	64,494,928
Mirabela Nickel Ltd. (Australia)(c)	1.00%	9/10/2044	185	19	(d)
Nexa Resources SA (Brazil)†(c)	5.375%	5/4/2027	14,189	14,621,764
Novelis Corp.†	5.875%	9/30/2026	8,892	8,869,770
Novelis Corp.†	6.25%	8/15/2024	8,652	8,868,300
Peabody Energy Corp.†	6.375%	3/31/2025	21,546	21,039,669
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	20,273	18,042,970
Warrior Met Coal, Inc.†	8.00%	11/1/2024	7,164	7,486,380
Total				226,163,915

Monoline Insurance 0.09%

MGIC Investment Corp.	5.75%	8/15/2023	11,820	12,529,200

Non-Electric Utilities 0.09%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	11,893,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 0.93%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	$28,472	$29,446,710
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	11,170	10,723,200
Forum Energy Technologies, Inc.	6.25%	10/1/2021	5,988	5,329,320
Noble Holding International Ltd.†	7.875%	2/1/2026	20,408	19,004,950
Oceaneering International, Inc.	6.00%	2/1/2028	13,334	12,733,970
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	13,978	13,139,320
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,482	7,912,638
Transocean Pontus Ltd.†	6.125%	8/1/2025	12,740	12,963,449
Transocean Proteus Ltd.†	6.25%	12/1/2024	10,600	10,931,250
Total				122,184,807

Oil Refining & Marketing 0.29%

Citgo Holding, Inc.†	10.75%	2/15/2020	23,028	23,665,876
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(c)	4.50%	10/18/2024	17,115	15,118,963
Total				38,784,839

Packaging 0.20%

Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,168,150
Sealed Air Corp.†	6.875%	7/15/2033	12,427	13,483,295
Total				26,651,445

Personal & Household Products 0.56%

Energizer Holdings, Inc.†	6.375%	7/15/2026	12,362	12,701,955
Energizer Holdings, Inc.†	7.75%	1/15/2027	5,976	6,386,850
Mattel, Inc.	2.35%	8/15/2021	28,026	26,554,635
Mattel, Inc.†	6.75%	12/31/2025	14,059	13,865,689
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	14,126,165
Total				73,635,294

Pharmaceuticals 1.07%

Bausch Health Americas, Inc.†	8.50%	1/31/2027	18,551	19,710,438
Bausch Health Cos., Inc.†	5.50%	3/1/2023	22,796	22,991,590
Bausch Health Cos., Inc.†	5.875%	5/15/2023	46,269	46,905,199
Bausch Health Cos., Inc.†	7.00%	3/15/2024	12,232	12,972,036
Elanco Animal Health, Inc.†	4.90%	8/28/2028	23,013	24,475,457
Zoetis, Inc.	3.90%	8/20/2028	13,486	13,859,620
Total				140,914,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.15%

Meredith Corp.	6.875%	2/1/2026	$18,864	$19,948,680

Property & Casualty 0.35%

Allstate Corp. (The)	3.28%	12/15/2026	12,471	12,668,006
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	13,866,006
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241	19,854,805
Total				46,388,817

Rail 0.60%

Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	17,006	18,590,133
China Railway Xunjie Co. Ltd. (China)(c)	3.25%	7/28/2026	13,800	13,453,523
Rumo Luxembourg Sarl (Luxembourg)†(c)	5.875%	1/18/2025	20,674	20,841,976
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	14,853	15,836,269
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	10,514	10,619,140
Total				79,341,041

Real Estate Development & Management 0.18%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	23,275	23,910,646

Real Estate Investment Trusts 0.95%

Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	6,288	6,381,586
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	14,867,620
EPR Properties	4.50%	6/1/2027	13,546	13,673,161
EPR Properties	4.75%	12/15/2026	9,030	9,288,982
Goodman US Finance Four LLC†	4.50%	10/15/2037	11,486	11,506,181
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	7,556,731
Liberty Property LP	4.375%	2/1/2029	12,550	13,110,915
National Retail Properties, Inc.	4.30%	10/15/2028	20,243	21,146,577
Prologis LP	3.875%	9/15/2028	8,980	9,497,514
VEREIT Operating Partnership LP	4.875%	6/1/2026	17,065	17,796,589
Total				124,825,856

Recreation & Travel 0.46%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	16,918	20,530,859
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	18,091	19,655,871
Six Flags Entertainment Corp.†	4.875%	7/31/2024	13,503	13,325,773
Six Flags Entertainment Corp.†	5.50%	4/15/2027	6,860	6,800,318
Total				60,312,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Reinsurance 0.44%

AXIS Specialty Finance plc (United Kingdom)(c)	5.15%	4/1/2045		$16,694	$16,973,991
Berkshire Hathaway, Inc.	2.75%	3/15/2023		7,903	7,959,912
Berkshire Hathaway, Inc.	3.125%	3/15/2026		7,903	7,997,055
Transatlantic Holdings, Inc.	8.00%	11/30/2039		17,809	24,790,969
Total					57,721,927

Restaurants 0.54%

Darden Restaurants, Inc.	4.55%	2/15/2048		13,481	12,982,807
IRB Holding Corp.†	6.75%	2/15/2026		13,514	12,736,945
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		25,312	24,932,320
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		20,332	20,789,470
Total					71,441,542

Software/Services 2.33%

Autodesk, Inc.	3.50%	6/15/2027		27,008	26,347,172
Banff Merger Sub, Inc.†	9.75%	9/1/2026		13,245	12,880,763
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		13,134	13,692,195
Match Group, Inc.†	5.00%	12/15/2027		36,642	37,100,025
Match Group, Inc.†	5.625%	2/15/2029		8,971	9,116,779
Microsoft Corp.	2.40%	8/8/2026		22,252	21,613,478
Microsoft Corp.	3.125%	11/3/2025		33,202	34,024,568
Microsoft Corp.	3.30%	2/6/2027		26,383	27,146,323
Microsoft Corp.	4.50%	2/6/2057		21,428	24,713,956
salesforce.com, Inc.	3.70%	4/11/2028		17,807	18,688,975
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028		19,777	19,552,452
Tencent Holdings Ltd. (China)†(c)	3.925%	1/19/2038		23,479	22,547,890
VeriSign, Inc.	4.75%	7/15/2027		8,783	8,816,990
VeriSign, Inc.	5.25%	4/1/2025		15,945	16,762,181
Visa, Inc.	3.15%	12/14/2025		14,645	14,916,413
Total					307,920,160

Specialty Retail 0.91%

Asbury Automotive Group, Inc.	6.00%	12/15/2024		13,310	13,755,219
Best Buy Co., Inc.	4.45%	10/1/2028		18,906	19,183,626
Claire’s Stores, Inc.	14.00%	3/15/2039		4,175	6,610,424	(a)
Levi Strauss & Co.(b)	3.375%	3/15/2027	EUR	11,100	13,166,676
PetSmart, Inc.†	5.875%	6/1/2025		$16,272	13,709,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Tiffany & Co.	4.90%	10/1/2044	$18,993	$17,523,138
Under Armour, Inc.	3.25%	6/15/2026	16,094	14,712,363
Weight Watchers International, Inc.†	8.625%	12/1/2025	23,042	20,853,010
Total				119,513,616

Steel Producers/Products 0.42%

Allegheny Technologies, Inc.	7.875%	8/15/2023	17,595	19,134,562
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	6,884	7,279,830
Steel Dynamics, Inc.	4.125%	9/15/2025	23,986	23,566,245
Steel Dynamics, Inc.	5.00%	12/15/2026	5,285	5,410,519
Total				55,391,156

Support: Services 1.96%

Ahern Rentals, Inc.†	7.375%	5/15/2023	13,025	12,064,406
Ashtead Capital, Inc.†	4.375%	8/15/2027	15,655	15,185,350
Ashtead Capital, Inc.†	5.25%	8/1/2026	4,327	4,445,993
Brand Industrial Services, Inc.†	8.50%	7/15/2025	19,863	17,926,357
Brink’s Co. (The)†	4.625%	10/15/2027	18,978	18,408,660
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	9,136,311
Cloud Crane LLC†	10.125%	8/1/2024	9,910	10,678,025
IHS Markit Ltd. (United Kingdom)†(c)	4.00%	3/1/2026	29,435	29,479,152
IHS Markit Ltd. (United Kingdom)(c)	4.75%	8/1/2028	17,974	18,828,843
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	16,782	15,942,900
Marble II Pte Ltd. (Singapore)†(c)	5.30%	6/20/2022	15,805	15,729,989
Metropolitan Museum of Art (The)	3.40%	7/1/2045	23,378	22,930,772
Monitronics International, Inc.	9.125%	4/1/2020	10,520	2,314,400
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%	1/15/2025	13,118	13,429,553
United Rentals North America, Inc.	4.625%	10/15/2025	11,437	11,322,630
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	21,060,419
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	6,964,738
WeWork Cos., Inc.†	7.875%	5/1/2025	13,453	12,444,025
Total				258,292,523

Technology Hardware & Equipment 0.77%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,843,750
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	18,095	19,479,511
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	23,859	25,300,192
HP, Inc.	6.00%	9/15/2041	13,421	14,469,280
Western Digital Corp.	4.75%	2/15/2026	27,985	26,760,656
Total				101,853,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Satellite 0.23%

Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023		$13,950	$12,450,375
Intelsat Jackson Holdings SA (Luxembourg)†(c)	8.50%	10/15/2024		18,521	18,104,278
Total					30,554,653

Telecommunications: Wireless 1.46%

Sprint Capital Corp.	6.875%	11/15/2028		112,865	108,773,644
T-Mobile USA, Inc.	6.00%	4/15/2024		13,317	13,916,265
T-Mobile USA, Inc.	6.375%	3/1/2025		27,346	28,543,755
T-Mobile USA, Inc.	6.50%	1/15/2026		38,271	40,949,970
Total					192,183,634

Telecommunications: Wireline Integrated & Services 1.55%

DKT Finance ApS (Denmark)†(c)	9.375%	6/17/2023		19,351	20,792,650
Equinix, Inc.(b)	2.875%	2/1/2026	EUR	37,001	42,866,113
GCI LLC	6.875%	4/15/2025		$13,026	13,661,018
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(k)	6.054%	1/15/2015		15,000	1,500	(d)
InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	16,771	19,998,085
Motorola Solutions, Inc.	4.60%	2/23/2028		$13,419	13,552,905
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		20,277	18,401,378
Verizon Communications, Inc.	2.625%	8/15/2026		64,987	62,086,904
WTT Investment Ltd. (Hong Kong)†(c)	5.50%	11/21/2022		13,508	13,531,563
Total					204,892,116

Theaters & Entertainment 0.06%

AMC Entertainment Holdings, Inc.	5.875%	11/15/2026		9,360	8,470,800

Tobacco 0.15%

Imperial Brands Finance PLC (United Kingdom)†(c)	4.25%	7/21/2025		19,446	19,863,901

Transportation: Infrastructure/Services 0.72%

Aeropuerto Internacional de Tocumen SA (Panama)†(c)	6.00%	11/18/2048		22,350	24,663,225
Autopistas del Sol SA (Costa Rica)†(c)	7.375%	12/30/2030		12,537	12,474,224
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035		8,750	9,351,563
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		20,351	21,107,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services (continued)

Promontoria Holding 264 BV†(b)	6.75%	8/15/2023	EUR	11,540	$13,163,639
Stena AB (Sweden)†(c)	7.00%	2/1/2024		$14,542	14,051,207
Total					94,811,492
Total High Yield Corporate Bonds (cost $8,598,138,226)					8,702,188,871

MUNICIPAL BONDS 4.36%

Air Transportation 0.32%

CT Airport Auth - Ground Trans Proj(h)	4.282%	7/1/2045		4,265	4,284,321
Los Angeles, CA	5.575%	5/15/2020		9,340	9,632,155
Miami Dade Cnty, FL	3.982%	10/1/2041		9,660	9,678,064
Miami-Dade Cnty, FL	4.28%	10/1/2041		18,040	18,629,006
Total					42,223,546

Education 1.06%

California St Univ	3.899%	11/1/2047		33,030	33,127,769
Ohio Univ	5.59%	12/1/2114		8,904	10,661,650
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047		78,015	78,270,109
Univ of California Bd of Regents	6.548%	5/15/2048		12,463	17,339,273
Total					139,398,801

General Obligation 1.38%

California	7.55%	4/1/2039		15,015	22,831,359
Chicago Transit Auth, IL	6.899%	12/1/2040		8,926	11,733,049
Chicago, IL	5.432%	1/1/2042		22,392	20,979,961
Chicago, IL	6.314%	1/1/2044		22,402	22,764,688
City of Portland	7.701%	6/1/2022		16,940	18,860,996
District of Columbia	5.591%	12/1/2034		14,130	17,293,848
Honolulu City & Cnty, HI	5.418%	12/1/2027		6,620	7,876,079
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034		8,927	10,984,763
Massachusetts	4.20%	12/1/2021		7,355	7,554,982
New York City	5.985%	12/1/2036		10,161	12,702,774
Ohio St Univ	4.048%	12/1/2056		6,271	6,531,058
Pennsylvania	5.45%	2/15/2030		12,190	14,028,130
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034		7,950	8,625,591
Total					182,767,278

Government Guaranteed 0.04%

City & County of San Francisco CA	5.45%	6/15/2025		4,540	5,173,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Lease Obligation 0.05%

Wisconsin	3.294%		5/1/2037	$7,145	$6,830,834

Miscellaneous 0.69%

Dallas Convention Center Hotel Dev Corp., TX	7.088%		1/1/2042	17,795	23,585,137
New York City Indl Dev Agy†	11.00%		3/1/2029	21,058	28,239,620
Pasadena Public Fing Auth	7.148%		3/1/2043	26,795	38,971,720
Total					90,796,477

Tax Revenue 0.44%

Massachusetts Sch Bldg Auth	5.715%		8/15/2039	20,055	25,425,729
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	12,890	13,609,004
San Jose Redev Agy, CA	2.259%		8/1/2020	19,600	19,533,164
Total					58,567,897

Transportation: Infrastructure/Services 0.25%

Chicago Transit Auth, IL	6.20%		12/1/2040	12,385	15,607,701
Port of Seattle, WA	3.571%		5/1/2032	6,380	6,454,200
Port of Seattle, WA	3.755%		5/1/2036	10,835	10,982,464
Total					33,044,365

Utilities 0.13%

San Antonio, TX	5.718%		2/1/2041	13,240	17,287,071
Total Municipal Bonds (cost $560,879,273)					576,089,463

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.35%

Caesars Palace Las Vegas Trust 2017-VICI D† (cost $45,501,455)	4.354	%#(l)	10/15/2034	44,851	46,021,163

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.11%

Energy: Exploration & Production 0.01%

Templar Energy LLC	Zero Coupon			410	1,024,860	(a)

Medical Products 0.10%

Danaher Corp.	4.75%			13	13,309,794
Total Preferred Stocks (cost $16,586,223)					14,334,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 2.54%

Government

U.S. Treasury Note (cost $332,633,585)	2.75%	8/31/2023	$328,868	$336,100,528

	Exercise Price	Expiration Date
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc. (cost $871,457)	$35.05	5/15/2022	165	1,651	(a)
Total Long-Term Investments (cost $13,585,781,173)				13,823,751,134

	Interest Rate	Maturity Date
SHORT-TERM INVESTMENTS 2.58%

COMMERCIAL PAPER 1.70%

Discount Stores 0.07%

Dollar General Corp.	2.687%	4/1/2019	10,000	10,000,000

Diversified Capital Goods 0.23%

Entergy Corp.	2.637%	4/1/2019	30,000	30,000,000

Electric: Distribution/Transportation 0.23%

Potomac Electric Power Co.	2.606%	4/1/2019	17,405	17,405,000
Potomac Electric Power Co.	2.657%	4/1/2019	12,595	12,595,000
Total				30,000,000

Food & Drug Retailers 0.59%

CVS Corp.	2.637%	4/1/2019	20,763	20,763,000
CVS Corp.	2.657%	4/1/2019	1,237	1,237,000
CVS Corp.	2.667%	4/1/2019	25,000	25,000,000
Walgreens Boots Alliance, Inc.	2.637%	4/1/2019	30,673	30,673,000
Total				77,673,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 0.17%

Dominion Energy Gas Holding LLC	2.698%	4/1/2019	$22,000	$22,000,000

Packaging 0.04%

Bunge Asset Funding Corp.	2.687%	4/1/2019	5,250	5,250,000

Specialty Retail 0.07%

Lowe’s Co.	2.687%	4/1/2019	10,000	9,997,792

Undefined 0.30%

NASDAQ, Inc.	2.687%	4/1/2019	10,000	10,000,000
Nutrien Ltd.	2.738%	4/1/2019	20,000	20,000,000
Westrock Co.	2.749%	4/2/2019	10,000	9,999,247
Total				39,999,247
Total Commercial Paper (cost $224,922,247)				224,920,039

REPURCHASE AGREEMENTS 0.88%

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $103,670,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $105,138,693; proceeds: $103,087,927			103,075	103,075,472
Repurchase Agreement dated 03/29/2019, 2.30% due 04/01/2019 with JPMorgan Chase & Co. collateralized by $13,450,000 of Federal Farm Credit Bank at 3.14% due 02/24/2031; value: $13,287,621; proceeds: $13,002,492			13,000	13,000,000
Total Repurchase Agreements (cost $116,075,472)				116,075,472
Total Short-Term Investments (cost $340,997,719)				340,995,511
Total Investments in Securities 107.25% (cost $13,926,778,892)				14,164,746,645
Less Unfunded Loan Commitments (0.14%) (cost $19,079,553)				(19,083,641)
Net Investments 107.11% (cost $13,907,699,339)				14,145,663,004
Liabilities in Excess of Cash and Other Assets(m) (7.11%)				(938,431,145)
Net Assets 100.00%				$13,207,231,859

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
JPY	Japanese yen.
UYU	Uruguayan Peso.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2019.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Securities purchased on a when-issued basis.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(k)	Defaulted (non-income producing security).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection March 31, 2019 (1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX NA.IG.32(4)(5)	Credit Suisse	1.00%	6/20/2024	$714,221,000	$103,297,177	$(11,426,158)	$(1,370,382)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,370,382.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket investment grade securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Credit Default Swaps on Indexes - Sell Protection at March 31, 2019(1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$22,888,000	$21,509,822	$(1,861,973)	$483,795	$(1,378,178)
Markit CMBX NA.BBB.10*	Credit Suisse	3.00%	11/17/2059	50,333,000	47,647,525	(3,571,928)	886,453	(2,685,475)
Markit CMBX NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	36,637,000	34,430,940	(2,980,475)	774,415	(2,206,060)
Markit CMBX NA.BBB.10*	Deutsche Bank	3.00%	11/17/2059	9,149,000	8,660,863	(649,267)	161,130	(488,137)
Markit CMBX. NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	9,162,000	8,565,799	(603,161)	6,960	(596,201)
Markit CMBX NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	13,539,000	12,723,762	(1,101,418)	286,180	(815,238)
Markit CMBX NA.BBB.10*	Goldman Sachs	3.00%	11/17/2059	38,427,000	36,376,759	(2,727,008)	676,767	(2,050,241)
Markit CMBX NA.BBB.11*	JPMorgan Chase	3.00%	11/18/2054	4,607,000	4,307,208	(303,292)	3,500	(299,792)
Markit CMBX NA.BBB.9*	Morgan Stanley	3.00%	9/17/2058	56,159,000	52,777,441	(4,568,619)	1,187,060	(3,381,559)
Markit CMBX NA.BBB.10*	Morgan Stanley	3.00%	11/17/2059	84,071,000	79,585,461	(5,966,177)	1,480,638	(4,485,539)
Markit CMBX NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	90,987,000	85,066,188	(5,989,935)	69,123	(5,920,812)
Tesla	J.P. Morgan	1.00%	6/20/2020	15,704,000	15,073,700	(813,843)	183,543	(630,300)
						$(31,137,095)	$6,199,564	$(24,937,532)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $6,199,564. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Open Forward Foreign Currency Exchange Contracts at March 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	4/10/2019	6,500,000	$7,463,190	$7,296,347	$166,843
euro	Sell	State Street Bank and Trust	4/10/2019	2,119,000	2,436,412	2,378,609	57,803
euro	Sell	State Street Bank and Trust	4/10/2019	11,329,000	13,019,523	12,716,971	302,552
euro	Sell	Toronto Dominion Bank	4/10/2019	4,860,000	5,620,089	5,455,422	164,667
euro	Sell	State Street Bank and Trust	5/14/2019	60,700,000	69,326,860	68,331,411	995,449
euro	Sell	State Street Bank and Trust	5/14/2019	1,128,000	1,290,883	1,269,816	21,067
euro	Sell	J.P. Morgan	6/7/2019	172,500,000	196,552,278	194,577,528	1,974,750
euro	Sell	J.P. Morgan	6/7/2019	1,627,000	1,851,347	1,835,233	16,114
Japanese yen	Sell	J.P. Morgan	6/27/2019	1,440,000,000	13,188,494	13,080,389	108,105
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,807,350

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Goldman Sachs	4/10/2019	2,835,000	$3,219,692	$3,182,330	$(37,362)
euro	Buy	J.P. Morgan	4/10/2019	3,500,000	3,954,365	3,928,802	(25,563)
euro	Buy	J.P. Morgan	4/10/2019	2,388,370	2,731,782	2,680,981	(50,801)
euro	Buy	Morgan Stanley	4/10/2019	6,000,000	6,806,489	6,735,089	(71,400)
euro	Buy	Toronto Dominion Bank	4/10/2019	6,500,000	7,477,698	7,296,347	(181,351)
euro	Buy	State Street Bank and Trust	5/14/2019	8,000,000	9,099,853	9,005,787	(94,066)
euro	Buy	State Street Bank and Trust	5/14/2019	9,242,000	10,496,928	10,403,936	(92,992)
euro	Buy	State Street Bank and Trust	6/7/2019	4,500,000	5,121,638	5,075,936	(45,702)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(599,237)

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2019	795	Long	$97,450,997	$98,753,907	$1,302,910
U.S. 2-Year Treasury Note	June 2019	17,232	Long	3,659,173,326	3,672,031,500	12,858,174
U.S. 5-Year Treasury Note	June 2019	11,664	Long	1,338,282,687	1,351,019,250	12,736,563
Total Unrealized Appreciation on Open Futures Contracts						$26,897,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro- Bobl	June 2019	53	Short	EUR	(7,016,046)	EUR	(7,056,420)	$(45,289)
U.S. 10-Year Ultra Treasury Bond	June 2019	28	Short		$(3,649,577)		$(3,717,875)	(68,298)
U.S. Long Bond	June 2019	10,028	Short		(1,458,903,825)		(1,500,752,875)	(41,849,050)
U.S. Ultra Treasury Bond	June 2019	1,153	Short		(185,795,262)		(193,704,000)	(7,908,738)
Total Unrealized Depreciation on Open Futures Contracts								$(49,871,376)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$324,996,275	$—	$324,996,275
Common Stocks
Auto Parts & Equipment	—	—	15,176,425	15,176,425
Beverages	20,227,724	13,760,449	—	33,988,173
Electric: Integrated	40,055,149	134,110	—	40,189,259
Energy: Exploration & Production	3,084,430	234,671	—	3,319,101
Gas Distribution	—	604,779	—	604,779
Media: Content	13,005,589	—	2,550,858	15,556,447
Personal & Household Products	—	13,474,002	28,787,760	42,261,762
Software/Services	161,331,688	20,589,238	—	181,920,926
Specialty Retail	120,358,446	—	10,235,952	130,594,398
Remaining Industries	611,091,124	—	—	611,091,124
Convertible Bond	—	19,531,558	—	19,531,558
Floating Rate Loans
Diversified Capital Goods	—	—	8,052,277	8,052,277
Personal & Household Products	—	43,161,388	1,012,945	44,174,333
Specialty Retail	—	25,991,104	20,840,476	46,831,580
Remaining Industries	—	472,862,790	—	472,862,790
Unfunded Commitments		(17,177,851)	(1,905,790)	(19,083,641)
Foreign Government Obligations	—	1,073,886,822	—	1,073,886,822
Government Sponsored Enterprises Pass-Through	—	1,083,976,775	—	1,083,976,775
High Yield Corporate Bonds
Automakers	—	111,517,090	1,500	111,518,590
Banking	—	841,472,057	2,250	841,474,307
Metals/Mining (Excluding Steel)	—	226,163,896	19	226,163,915
Specialty Retail	—	112,903,192	6,610,424	119,513,616
Telecommunications: Wireline Integrated & Services	—	204,890,616	1,500	204,892,116
Remaining Industries	—	7,198,626,327	—	7,198,626,327
Municipal Bonds	—	576,089,463	—	576,089,463
Non-Agency Commercial Mortgage-Backed Security	—	46,021,163	—	46,021,163
Preferred Stocks	13,309,794	—	1,024,860	14,334,654
U.S. Treasury Obligation	—	336,100,528	—	336,100,528
Warrant	—	—	1,651	1,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2019

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Commercial Paper	$—	$224,920,039	$—	$224,920,039
Repurchase Agreements	—	116,075,472	—	116,075,472
Total	$982,463,944	$13,070,805,953	$92,393,107	$14,145,663,004
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(1,370,382)	—	(1,370,382)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(24,937,532)	—	(24,937,532)
Forward Foreign Currency Exchange Contracts
Assets	—	3,807,350	—	3,807,350
Liabilities	—	(599,237)	—	(599,237)
Futures Contracts
Assets	26,897,647	—	—	26,897,647
Liabilities	(49,871,375)	—	—	(49,871,375)
Total	$(22,973,728)	$(23,099,801)	$—	$(46,073,529)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Warrant	Preferred Stocks
Balance as of January 1, 2019	$13,179,430	$50,229,383	$5,269	$1,651	$—
Accrued Discounts (Premiums)	—	1,623	1,860	—	—
Realized Gain (Loss)	—	(1,262,141)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(459,543)	1,874,713	2,412,835	—	(204,972)
Purchases	16,154,521	392,934	174,904	—	94,543
Sales	—	(16,887,049)	—	—	—
Transfers into Level 3	27,876,587	20,581,420	4,020,825	—	1,135,289
Transfers out of Level 3	—	(25,025,185)	—	—	—
Balance as of March 31, 2019	$56,750,995	$29,905,698	$6,615,693	$1,651	$1,024,860
Change in unrealized appreciation/depreciation for the period ended March 31, 2019, related to Level 3 investments held at March 31, 2019	$(459,543)	$795,739	$2,412,835		$(204,972)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.